Financial Instruments and Risk Management (Available for Sale Financial Assets) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Monarques Gold Corp [Member]
Investment [Line Items]
Financial assets available-for-sale	$ 7.3
Other Investments [Member]
Investment [Line Items]
Financial assets available-for-sale	$ 0.5